Stockholders’ Deficiency (Details)									1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 24, 2024	Jan. 19, 2024 USD ($) $ / shares shares	Dec. 22, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 29, 2023 USD ($) shares	May 30, 2023 USD ($) $ / shares shares	Jan. 31, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CAD ($) shares		Dec. 31, 2022 USD ($) $ / shares shares	Sep. 24, 2029 $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 22, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Stockholders’ Deficiency [Line Items]
Convertible ratio												1:1			1:1		1:1
Share issuance costs												16,000							14,000
Warrant exercise price per share | $ / shares										$ 10.55		$ 10.55
Proceeds from issuance of private placements												$ 160,000			$ 47,495		$ 6,055,650		$ 3,500
Exercise price | (per share)																						$ 6.38		$ 7.75
Number of warrant issued															131,078
Commission paid (in Dollars) | $															$ 172,480
Legal fees (in Dollars) | $															15,428
Exercisable date			Dec. 22, 2026	Nov. 08, 2026	Oct. 16, 2026
Issuance of value (in Dollars) | $											$ (186,050)	(405,753)		$ (394,736)	(1,055,985)
Additional paid-in capital to share capital (in Dollars) | $			$ 80,039									89,631			1,344,480				$ 174,285
Option price per share (in Dollars per share) | $ / shares																			$ 0.25
Proceeds from issuance of units (in Dollars) | $												$ 1,800			$ 27,000
Aggregate proceeds percentage								10.00%
Warrant percentage								10.00%
Gross proceeds percentage								5.00%
Common shares, shares issued			3,444							6,034,216		6,034,216			4,728,355								3,444
Warrants						244,752				430,807		430,807			1,749,193
Terms of expected life years	2 years					3 years 2 months 19 days						1 year 11 months 23 days			4 years 1 month 24 days		4 years 1 month 24 days
Percentage of volatility rate	80.00%					110.00%						80.00%			87.00%		87.00%
Revaluation of derivative liability (in Dollars) | $															$ 4,025,102
Reclassification charges equity (in Dollars) | $						$ 4,541,545
Decrease of share capital (in Dollars) | $						$ 4,541,545
Repriced of warrants															11,777,336		11,777,336
Reclassification of exercise price (in Dollars) | $												$ 3,942,575
Derivative liability loss on revaluation (in Dollars) | $												140,282
Debenture warrants amount (in Dollars) | $												$ 300,000
Percentage of grant non-transferable share options
Unrecognized share-based compensation expense (in Dollars) | $										$ 390,161		$ 390,161			$ 1,188,800
Issuance of common shares										6,600		6,600			6,600
Consulting fee (in Dollars) | $				$ 160,000
Fair value of warrants (in Dollars) | $										$ (416,806)	515,771	$ 16,127		$ 532,429	$ 4,085,284				$ (1,823,444)
Reallocated common shares (in Dollars) | $															1,394,858
Gain (loss) on derivative liability (in Dollars) | $															145,980				$ 1,658,486
Incremental fair value (in Dollars) | $															$ 98,017
Warrant [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												16,000
Warrant exercise price per share | (per share)								$ 7.75		$ 10		$ 10										9.75
Number of warrant issued															452,711										18,383
Purchase of each warrant								1							1											243,903
Estimated fair value for adjustment (in Dollars) | $												$ 582,245			$ 73,018
Warrant term															5 years
Warrants						244,752				2,777,649		2,777,649			478,811
Terms of expected life years						1 year						3 years			5 years		5 years		1 year 7 months 24 days
Percentage of volatility rate						131.00%						101.01%			108.71%		108.71%		93.00%
Percentage of discount rate												3.77%			3.05%		3.05%
Amount of dividend yield (in Dollars) | $															$ 0
Revaluation of derivative liability (in Dollars) | $															145,980
Reclassification charges equity (in Dollars) | $												$ 351,969			351,969
Repriced of warrants												376,801
Reclassification of exercise price (in Dollars) | $															4,541,545
Percentage of grant non-transferable share options
Fair value of warrants (in Dollars) | $															$ 1,394,858
Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares										$ 7.75		$ 7.75			$ 9.75
Number of warrant issued															12,986
Estimated fair value for adjustment (in Dollars) | $															$ 618,004
Warrants										41,493		41,493			12,986
Warrant Liability [Member]
Stockholders’ Deficiency [Line Items]
Revaluation of derivative liability (in Dollars) | $										$ 351,969		$ 351,969			$ 351,969
Common Stock [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs															85,183		85,183
Shares exercised									7,700			14,900		42,000	114,600		114,600		16,660
Issuance of value (in Dollars) | $											$ (230,342)	$ (987,998)		$ (512,046)	$ (1,458,151)
Additional paid-in capital to share capital (in Dollars) | $															$ 1,344,480
Escrow Shares															460,115
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Number of warrant issued															12,986
ACI Canada Legacy Performance Options [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs															108,000		108,000
Shares exercised												7,200			108,000		108,000		14,000
Proceeds from issuance of private placements | $															$ 27,000
Option price per share (in Dollars per share) | $ / shares															$ 0.25
Restricted Stock Units (RSUs) [Member]
Stockholders’ Deficiency [Line Items]
Restricted shares							280,000
Proceeds from converted of common shares (in Dollars) | $
Black-Scholes Option Pricing Model [Member]
Stockholders’ Deficiency [Line Items]
Gain (loss) on derivative liability (in Dollars) | $															$ 3,939,304
Black-Scholes Option Pricing Model [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Estimated fair value for adjustment (in Dollars) | $												$ 653,454			$ 4,455,747
Repriced of warrants															471,093		471,093
Reclassification of exercise price (in Dollars) | $															$ 4,025,102
Gain (loss) on derivative liability (in Dollars) | $															4,455,747
Equity Option [Member]
Stockholders’ Deficiency [Line Items]
Additional paid-in capital to share capital (in Dollars) | $															$ 80,039
Common shares, shares issued															3,444
Percentage of grant non-transferable share options															20.00%		20.00%
Restricted Stock [Member]
Stockholders’ Deficiency [Line Items]
Escrow Shares																			124,661
"PP Tranche 5” [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs		678,630
Warrant exercise price per share | $ / shares																					$ 7.75
Proceeds from issuance of private placements | $		$ 3,732,469
Exercise price | $ / shares		$ 5.5
Commission paid (in Dollars) | $		$ 391,178
Legal fees (in Dollars) | $		$ 14,575
Warrants										678,626		678,626
"PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares		$ 7.75
Exercisable date		Jan. 19, 2027
"PP Tranche 5” [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Number of warrant issued		41,493
Purchase of each warrant		1
Estimated fair value for adjustment (in Dollars) | $		$ 582,245
"PP Tranche 5” [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Number of warrant issued		1
Purchase of each warrant		1
Over-Allotment Option [Member]
Stockholders’ Deficiency [Line Items]
Aggregate proceeds percentage								30.00%
PP Tranche 2 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs					63,873										949,906		949,906
Warrant exercise price per share | $ / shares					$ 7.75										$ 7.75
Proceeds from issuance of private placements					$ 351,303										$ 4,506,055		$ 6,055,650
Exercise price | (per share)					$ 5.5																	6.38		$ 7.75
Number of warrant issued					3,127
Purchase of each warrant					1
Commission paid (in Dollars) | $					$ 51,600
Legal fees (in Dollars) | $					5,371
Estimated fair value for adjustment (in Dollars) | $					$ 10,199										$ 10,199
Exercisable date					Oct. 16, 2026
Warrants															31,937
Terms of expected life years															3 years		3 years
Percentage of volatility rate															90.98%		90.98%
Percentage of discount rate															4.60%		4.60%
Amount of dividend yield (in Dollars) | $
PP Tranche 2 [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares					$ 7.75
Purchase of each warrant					1
PP Tranche 2 [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 7.75
Number of warrant issued					3,127
Warrants															3,127
Private Placement [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs															949,906		949,906
Warrant exercise price per share | $ / shares																						9.75
Proceeds from issuance of private placements | $								$ 6,500,000							$ 4,506,055
Exercise price | $ / shares								$ 5.5
Warrant term															5 years
Private Placement [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Number of warrant issued															1
Purchase of each warrant															1
PP Tranche 1 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs						10,912
Warrant exercise price per share | $ / shares															$ 7.75
Purchase of each warrant						1
Commission paid (in Dollars) | $						$ 180,051
Legal fees (in Dollars) | $						28,334
Estimated fair value for adjustment (in Dollars) | $						$ 44,292									$ 44,292
Exercisable date						Aug. 31, 2026
Warrants															122,284
Terms of expected life years															3 years		3 years
Percentage of volatility rate															91.24%		91.24%
Percentage of discount rate															4.40%		4.40%
Amount of dividend yield (in Dollars) | $															$ 0
PP Tranche 1 [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares						$ 7.75
PP Tranche 1 [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 7.75
Number of warrant issued						10,912
Purchase of each warrant						1
Warrants															10,912
PP Tranche 3 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs				183,636
Warrant exercise price per share | $ / shares				$ 7.75											$ 7.75
Proceeds from issuance of private placements | $				$ 1,009,999
Exercise price | $ / shares				$ 5.5
Purchase of each warrant				1
Commission paid (in Dollars) | $				$ 151,500
Legal fees (in Dollars) | $				10,501
Estimated fair value for adjustment (in Dollars) | $				$ 24,692											$ 24,692
Exercisable date				Nov. 08, 2026
Warrants															91,818
Terms of expected life years															3 years		3 years
Percentage of volatility rate															91.31%		91.31%
Percentage of discount rate															4.00%		4.00%
Amount of dividend yield (in Dollars) | $
PP Tranche 3 [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares				$ 7.75
PP Tranche 3 [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 7.75
Number of warrant issued				9,182
Warrants															9,182
PP Tranche 4 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs			28,911
Warrant exercise price per share | $ / shares			$ 7.75												$ 7.75
Number of warrant issued			1																				1
Purchase of each warrant			1																				1
Commission paid (in Dollars) | $			$ 238,515
Estimated fair value for adjustment (in Dollars) | $			249,965												$ 249,965
Proceeds from issuance of units (in Dollars) | $			$ 2,011,137
Units per share (in Dollars per share) | $ / shares			$ 5.5
Warrants															365,659
Terms of expected life years															3 years		3 years
Percentage of volatility rate															91.75%		91.75%
Percentage of discount rate															3.70%		3.70%
Amount of dividend yield (in Dollars) | $
PP Tranche 4 [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares			$ 7.5
PP Tranche 4 [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 7.75
Warrants															28,911
First Tranche [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 9.75
Warrants															671,809
Second Tranche [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares															$ 9.75
Warrants															278,096
Minimum [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares																									$ 9.75	$ 9.75
Minimum [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares																									9.75	9.75
Maximum [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares																									7.08	7.23
Maximum [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares																									$ 7.08	$ 7.23
Equity Option [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												10,913	[1]		10,045	[2],[3]	10,045	[2],[3]	2,660
SPA [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares																				$ 10.55
Purchase of each warrant										430,805		430,805
Debenture warrants amount (in Dollars) | $												$ 4,545,000
Additional warrants holding percentage												50.00%
Fair value of warrants (in Dollars) | $										$ 1,920,179		$ 1,920,179
2023 Option Plan [Member]
Stockholders’ Deficiency [Line Items]
Percentage of grant non-transferable share options												20.00%
2022 Option Plan [Member]
Stockholders’ Deficiency [Line Items]
Percentage of grant non-transferable share options												10.00%			10.00%		10.00%
Two Thousand Twenty Three [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												10,913
Issuance of common shares										7,700		7,700
Agent [Member] | Agents warrants [Member]
Stockholders’ Deficiency [Line Items]
Estimated fair value for adjustment (in Dollars) | $															$ 73,018
Common Stock [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs												14,000							2,660
Shares exercised			6,600									3,213			10,045		10,045
Warrant exercise price per share | (per share)						$ 7.75															$ 5.5	5.5	$ 5.5
Number of warrant issued															85,183
Purchase of each warrant															1
Additional paid-in capital to share capital (in Dollars) | $												$ 36,751			$ 32,097
Escrow Shares															460,115
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												14,000							2,660
Warrant exercise price per share | (per share)								$ 7.75		$ 10		$ 10							$ 17.85			$ 9.75
Proceeds from issuance of private placements | $												$ 140,000			$ 37,285
Number of warrant issued								1							1
Purchase of each warrant															1
Warrant term								3 years							5 years
Common Stock [Member] | ACI Canada Legacy Performance Options [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs												7,200			108,000		108,000
Shares exercised												7,200			108,000		108,000
Option price per share (in Dollars per share) | $ / shares												$ 0.25			$ 0.25
Common Stock [Member] | Spartan Consulting Agreement [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs												582,331
Issuance of value (in Dollars) | $												$ 3,202,823
Common Stock [Member] | General and Administrative Expense [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs												928,874
Issuance of value (in Dollars) | $												$ 2,273,949
Common Stock [Member] | "PP Tranche 5” [Member] | Warrant [Member]
Stockholders’ Deficiency [Line Items]
Warrant exercise price per share | $ / shares		$ 7.75
Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												3,213
Common Stock [Member] | PP Tranche 2 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs					63,873
Warrant exercise price per share | $ / shares					$ 7.75
Proceeds from issuance of private placements | $					$ 351,303
Exercise price | $ / shares					$ 5.5
Number of warrant issued					1
Purchase of each warrant					1
Common Stock [Member] | PP Tranche 1 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs						244,562
Warrant exercise price per share | $ / shares						$ 7.75
Proceeds from issuance of private placements | $						$ 1,345,093
Exercise price | $ / shares						$ 5.5
Number of warrant issued						1
Common Stock [Member] | PP Tranche 3 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs				49,182
Warrant exercise price per share | $ / shares				$ 7.75
Common Stock [Member] | PP Tranche 4 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs			365,661
Warrant exercise price per share | $ / shares			$ 7.75
Common shares, shares issued			1																				1
Common Stock [Member] | Equity Option [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs												7,700
Shares exercised												7,700
Warrant exercise price per share | $ / shares										$ 7		$ 7
Common Stock [Member] | Two Thousand Twenty Three [Member]
Stockholders’ Deficiency [Line Items]
Shares exercised												10,045			10,045		10,045
Common Shares [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs			6,600												6,600		6,600
Common Shares [Member] | PP Tranche 3 [Member]
Stockholders’ Deficiency [Line Items]
Share issuance costs				183,636
Proceeds from issuance of private placements | $				$ 1,009,999
Exercise price | $ / shares				$ 5.5
Number of warrant issued				1
Purchase of each warrant				1
Common Shares [Member] | PP Tranche 4 [Member]
Stockholders’ Deficiency [Line Items]
Common shares, shares issued			1																				1
Preferred Class B [Member]
Stockholders’ Deficiency [Line Items]
Escrow Shares															114,297				203,995
Preferred Class B [Member] | Common Stock [Member]
Stockholders’ Deficiency [Line Items]
Escrow Shares																			790,174

[1]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.
[2]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.
[3]	n accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.